Guarantor Subsidiaries - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 39,003	$ 70,686	$ 52,309
Cash flows from investing activities:
Purchases of property and equipment	(59,679)	(37,812)	(35,059)
Theatre acquisitions	(16,146)	(42,928)	(22,237)
Investment in unconsolidated affiliates	(109)	(20)	(55)
Proceeds from sale of property and equipment	7,346	1,804	4,741
Other investing activities	(43)	(59)	38
Net cash provided by (used in) investing activities	(68,631)	(79,015)	(52,572)
Cash flows from financing activities:
Short-term borrowings			5,000
Repayments of short term borrowings			(5,000)
Issuance of long-term debt			209,500
Repayments of long-term debt	(9,099)		(200,229)
Debt issuance costs			(8,621)
Repayments of capital leases and long-term financing obligations	(7,096)	(4,432)	(2,057)
Issuance of common stock	55	88,043	56,566
Proceeds from exercise of stock options	18	125	305
Excess tax benefits from share-based payment arrangements	1,071	103	76
Purchase of treasury stock	(1,651)	(174)	(57)
Net cash (used in) provided by financing activities	(16,702)	83,665	55,178
Increase (decrease) in cash and cash equivalents	(46,330)	75,336	54,915
Cash and cash equivalents at beginning of period	143,867	68,531	13,616
Cash and cash equivalents at end of period	97,537	143,867	68,531
Eliminations [Member]
Cash flows from investing activities:
Intercompany receivable	21,133	39,830	(37,758)
Net cash provided by (used in) investing activities	21,133	39,830	(37,758)
Cash flows from financing activities:
Intercompany payable	(21,133)	(39,830)	37,758
Net cash (used in) provided by financing activities	(21,133)	(39,830)	37,758
Carmike Cinemas, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(9,505)	19,648	(37,032)
Cash flows from investing activities:
Purchases of property and equipment	(6,610)	(8,315)	(14,563)
Theatre acquisitions	(2,338)	(8,760)	876
Proceeds from sale of property and equipment	7,305	6	2,066
Other investing activities	(43)	(59)	38
Intercompany receivable	(21,133)	(39,830)	37,758
Net cash provided by (used in) investing activities	(22,819)	(56,958)	26,175
Cash flows from financing activities:
Short-term borrowings			5,000
Repayments of short term borrowings			(5,000)
Issuance of long-term debt			209,500
Repayments of long-term debt			(200,229)
Debt issuance costs			(8,621)
Repayments of capital leases and long-term financing obligations	(1,106)	(678)	(555)
Issuance of common stock	55	88,043	56,566
Proceeds from exercise of stock options	18	125
Excess tax benefits from share-based payment arrangements	1,071	103	76
Purchase of treasury stock	(1,651)	(174)	(57)
Net cash (used in) provided by financing activities	(1,613)	87,419	56,680
Increase (decrease) in cash and cash equivalents	(33,937)	50,109	45,823
Cash and cash equivalents at beginning of period	99,947	49,838	4,015
Cash and cash equivalents at end of period	66,010	99,947	49,838
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	48,508	51,038	89,341
Cash flows from investing activities:
Purchases of property and equipment	(53,069)	(29,497)	(20,496)
Theatre acquisitions	(13,808)	(34,168)	(23,113)
Investment in unconsolidated affiliates	(109)	(20)	(55)
Proceeds from sale of property and equipment	41	1,798	2,675
Net cash provided by (used in) investing activities	(66,945)	(61,887)	(40,989)
Cash flows from financing activities:
Repayments of long-term debt	(9,099)
Repayments of capital leases and long-term financing obligations	(5,990)	(3,754)	(1,502)
Intercompany payable	21,133	39,830	(37,758)
Net cash (used in) provided by financing activities	6,044	36,076	(39,260)
Increase (decrease) in cash and cash equivalents	(12,393)	25,227	9,092
Cash and cash equivalents at beginning of period	43,920	18,693	9,601
Cash and cash equivalents at end of period	$ 31,527	$ 43,920	$ 18,693